Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 61,417	$ 10,220	$ (29,808)
Unrealized (loss) gain on securities:
Unrealized holding (loss) gain arising during period	(793)	(746)	6,947
Reclassification adjustment for gains included in net income	(23)	(868)	(30)
Other comprehensive (loss) income	(816)	(1,614)	6,917
COMPREHENSIVE INCOME (LOSS)	$ 60,601	$ 8,606	$ (22,891)